UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                   (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2011
November 30, 2011
(Unaudited)

FMX Growth Allocation Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Growth Allocation Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The FMX Growth Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the FMX Growth Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Growth Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, risks related to “fund of funds” structure, derivative risk, leverage risk, short sales risk, sector risk, portfolio turnover risk, management style risk, investment advisor risk, operating risk, new fund risk, small-cap and mid-cap securities risk, and foreign securities and emerging markets risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

This Semi-Annual Report was first distributed to shareholders on or about January 30, 2012.

For More Information on Your FMX Growth Allocation Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$910.00	$6.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.28
* Expenses are equal to the Fund’s expense ratio (1.44%) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

Advisor Class Shares	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period**
Actual	$1,000.00	$905.60	$11.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.84	$12.31
** Expenses are equal to the Fund’s expense ratio (2.44%) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

January 30, 2012

Enclosed for your review is the Semi-Annual Report of the FMX Growth Allocation Fund (the “Fund”) for the period ended November 30, 2011.  From the beginning of the Fund’s fiscal year in June, the Fund’s Institutional Class Shares outperformed the Morningstar Aggressive Target Risk Index1 by 1.67% with the Fund’s Institutional Class shares having a six month return of -9.00% and the Morningstar Aggressive Target Risk Index having a return of -10.67%.  The Fund’s Institutional Class Shares underperformed the Fund’s benchmark, the S&P 500 TR Index1 (the S&P 500) by 2.75%, with the S&P 500 having a six month return of -6.25%.  Please see the table below for the Fund’s historical performance information through the calendar quarter ended December 31, 2011.

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2011	1 Year	Inception*	Ratio**	Ratio***
FMX Growth Allocation Fund – Institutional Class Shares	-3.87%	3.29%	1.44%	4.76%
S&P 500 TR Index	2.11%	11.79%

Performance shown is for the period ended December 31, 2011.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit www.fmxfund.com

*The Fund’s inception date is October 2, 2009.
** The Advisor has entered into an Operating Plan with the Administrator through October 1, 2012, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 1.45% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.
***Gross expense ratio is from the Funds' prospectus dated September 28, 2011.

Markets
The past six months have been very volatile for the financial markets mainly due to the Eurozone Sovereign Debt Crisis which began in Greece and spread over many of the European countries.  In addition, Standard & Poor’s down-graded the U.S. government credit rating after the government reached its $14.3 trillion borrowing limit during May.

The best performing sectors over the past six months were Utilities and Precious Metals.  With many central banks adding gold to their reserves, the price of gold increased $209.60 or 13.6% from June 1 through November 30.  The worst performing sector during this time period was Financials, which was down -16.17%.  This was partially due to the sector’s exposure to European debt.  International and Emerging markets were the worst performing asset classes.

Portfolio
Our investing process consists of four components:  a Core component which consists of high quality and lower beta domestic and international holdings; a Global All-Cap component which consists of emerging markets, higher beta domestic and international holdings, as well as lower beta sectors (beta shows the volatility of a manager as compared to the volatility of the benchmark it tracks – a low beta signifies that the manager’s market related risk is lower than the benchmark); an Opportunistic component which consists of alternatives, higher beta sectors and country specific holdings; and a cash component.   The cash allocation is based on a proprietary cash allocation algorithm which, at times, dictates moving a portion of equities into cash.  This process helps to protect on the downside of the market and reduce the volatility and beta of the portfolio during uncertain times in the market.  The Global All-Cap and Opportunistic components use a tactical approach which allows the portfolio to invest in those areas of the market that offer the best opportunities for returns based on the current market environment.

Our approach to investing is not to “buy and hold,” but rather to invest in those asset classes and sectors which we feel will produce better results.   Over the past six months, the Fund has had exposure to (i) various sectors, including healthcare, communications, consumer staples, utilities, real estate, energy and technology; (ii) commodities, including agriculture, precious metals and oil; (iii) countries, including China and Japan and (iv) emerging markets, including Latin America.   Our portfolio has had lower and minimal exposure to international markets in the last couple of months.  In addition, the beta of the portfolio is calculated on a monthly basis and for the past six months it has averaged approximately 0.70, ranging between 0.61 and 0.79, as we remained defensive due to the volatility of the markets.   The Fund’s underperformance of 2.75% to the S&P 500 during this time period can be attributed to the beta and defensive position of the Fund as it looked to protect on the downside capture of the market and invested in more defensive sectors including consumer staples, utilities and healthcare.

The Fund’s outperformance of 1.67% to the Morningstar Aggressive Target Risk Index during this time period can be attributed to its lower and minimal exposure to international markets during this period.

The Fund offers diversification combined with a disciplined security selection approach which can help manage risk.  In addition, the utilization of our proprietary cash allocation algorithm helps protect the portfolio from downside risk while still providing the opportunity to take advantage of market gains.

As always, we remain optimistic and committed to achieving these goals.

Very truly yours,

Dale J. Murphey, CEO and President

1You cannot invest directly in these indexes.  The indexes do not have an investment advisor and do not pay any commissions, expenses or taxes.  If these indexes paid commissions, expenses or taxes, their returns would be lower.

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
				Shares		Value (note 1)

EXCHANGE TRADED PRODUCTS - 31.00%
	*	iPath Dow Jones-UBS Livestock Subindex Total Return ETN		18,418		$574,273
	*	iPath Goldman Sachs Crude Oil Total Return Index ETN		22,320		570,722
		iShares Dow Jones US Pharmaceuticals Index Fund		15,318		1,130,928
	*	iShares Gold Trust		33,822		576,834
		PowerShares S&P 500 Low Volatility Portfolio		44,604		1,125,359
		SPDR S&P 500 ETF Trust		8,309		1,038,542
		SPDR S&P Dividend ETF		21,056		1,132,813
		UBS E-TRACS Alerian MLP Infrastructure ETN		8,920		278,928

		Total Exchange Traded Products (Cost $6,250,102)				6,428,399

OPEN-END FUNDS - 65.65%
	*	Artisan Small Cap Fund		63,212		1,152,986
		Delaware Large Cap Value Fund		119,933		1,894,935
	*	Delaware Select Growth Fund		51,107		1,892,502
		Federated Strategic Value Dividend Fund		400,299		1,893,414
		Neuberger Berman Equity Income Fund		168,326		1,871,791
		PIMCO StockPlus Long Duration Fund		246,199		1,880,964
	*	Rydex Series - NASDAQ-100		135,357		1,890,933
		Virtus Mid-Cap Value Fund		49,244		1,137,040

		Total Open-End Funds (Cost $13,263,285)				13,614,565

SHORT-TERM INVESTMENT - 9.07%
	§	HighMark 100% US Treasury Money Market Fund		1,881,332		1,881,332

		Total Short-Term Investment (Cost $1,881,332)				1,881,332

Total Value of Investments (Cost $21,394,719) - 105.72%						$21,924,296

Liabilities in Excess of Other Assets - (5.72)%						(1,186,617)

	Net Assets - 100%					$20,737,679

*	Non-income producing investment		§	Represents 7 day effective yield

		Summary of Investments by Sector

		Sector	% of Net Assets		Value
		Exchange Traded Products	31.00%		$6,428,399
		Open-End Funds	65.65%		13,614,565
		Short-term Investment	9.07%		1,881,332
		Total	105.72%		$21,924,296

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2011

Assets:
Investments, at value (cost $21,394,719)	$21,924,296
Receivables:
Investments sold	259,969
Fund shares sold	1,479
Dividends and interest	1
Prepaid expenses	856

Total assets	22,186,601

Liabilities:
Payables:
Investments purchased	1,335,577
Fund shares repurchased	89,183
Accrued expenses
Administration fees	13,770
Advisory fees	9,639
Other fees	753

Total liabilities	1,448,922

Net Assets	$20,737,679

Net Assets Consist of:
Capital	$19,774,178
Accumulated net investment loss	(23,477)
Undistributed net realized gain on investments	457,401
Net unrealized appreciation on investments	529,577

Total Net Assets	$20,737,679

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,851,379
Net Assets	19,855,236
Net Asset Value, Offering Price and Redemption Price Per Share	$10.72

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	82,109
Net Assets	882,443
Net Asset Value, Offering Price and Redemption Price Per Share	$10.75

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2011

Investment Income:
Dividends	$101,113

Total Income	101,113

Expenses:
Advisory fees (note 2)	39,584
Administration fees (note 2)	81,237
Distribution and service fees - Advisor Class Shares (note 3)	3,769

Total Expenses	124,590

Net Expenses	124,590

Net Investment Loss	(23,477)

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(1,869,321)
Change in unrealized appreciation on investments	382,926

Realized and Unrealized Loss on Investments	(1,486,395)

Net Decrease in Net Assets Resulting from Operations	$(1,509,872)

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period or fiscal year ended	11/30/2011(a)	2011

Operations:
Net investment loss	$(23,477)	$(94,958)
Net realized (loss) gain from investment transactions	(1,869,321)	2,344,257
Change in unrealized appreciation on investments	382,926	146,335

Net (Decrease) Increase in Net Assets Resulting from Operations	(1,509,872)	2,395,634

Distributions to Shareholders: (note 5)
Institutional Class Shares	-	(9,266)

Decrease in Net Assets Resulting from Distributions	-	(9,266)

Capital Share Transactions:
Shares sold	7,618,439	28,548,365
Reinvested dividends and distributions	-	245
Shares redeemed	(1,262,661)	(15,490,104)

Increase from Capital Share Transactions	6,355,778	13,058,506

Net Increase in Net Assets	4,845,906	15,444,874

Net Assets:
Beginning of Period	15,891,773	446,899
End of Period	$20,737,679	$15,891,773

Share Information:
Institutional Class Shares
Shares sold	667,157	2,791,337
Reinvested distributions	-	22
Shares redeemed	(118,289)	(1,533,825)
Net Increase in Capital Shares	548,868	1,257,534
Shares Outstanding, Beginning of Period	1,302,511	44,977
Shares Outstanding, End of Period	1,851,379	1,302,511

Advisor Class Shares
Shares sold	36,855	46,405
Reinvested dividends and distributions	-	-
Shares redeemed	(1,151)	-
Net Increase in Capital Shares	35,704	46,405
Shares Outstanding, Beginning of Period	46,405	-
Shares Outstanding, End of Period	82,109	46,405

(a) Unaudited

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,		May 31,
fiscal year or period ended November 30,	2011(a)		2011	2010 (f)

Net Asset Value, Beginning of Period	$11.78		$9.94	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)		(0.07)	(0.05)
Net realized and unrealized gain (loss) on securities	(1.05)		1.92	(0.01)

Total from Investment Operations	(1.06)		1.85	(0.06)

Less Distributions:
Distributions (from capital gains)	-		(0.01)	-

Total Distributions	-		(0.01)	-

Net Asset Value, End of Period	$10.72		$11.78	$9.94

Total Return (d)	(9.00)%		18.12%	(0.60)%

Net Assets, End of Period (in thousands)	$19,855		$15,341	$447

Average Net Assets for the Period (in thousands)	$15,940		$10,871	$337

Ratios of:
Gross Expenses to Average Net Assets (e)	1.44%	(b)	1.45%	1.45%	(b)
Net Expenses to Average Net Assets (e)	1.44%	(b)	1.45%	1.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (g)	(0.23)%	(b)	(0.86)%	(1.10)%	(b)

Portfolio turnover rate	282.55%	(c)	658.15%	332.64%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

				(Continued)

FMX GROWTH ALLOCATION FUND

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,		May 31,
fiscal year or period ended November 30,	2011(a)		2011(f)

Net Asset Value, Beginning of Period	$11.87		$11.71

Income (Loss) from Investment Operations
Net investment loss	(0.06)		(0.03)
Net realized and unrealized gain (loss) on securities	(1.06)		0.19

Total from Investment Operations	(1.12)		0.16

Net Asset Value, End of Period	$10.75		$11.87

Total Return (d)	(9.44)%		1.37%

Net Assets, End of Period (in thousands)	$882		$551

Average Net Assets for the Period (in thousands)	$752		$206

Ratios of:
Gross Expenses to Average Net Assets (e)	2.44%	(b)	2.45%	(b)
Net Expenses to Average Net Assets (e)	2.44%	(b)	2.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (g)	(1.29)%	(b)	(2.39)%	(b)

Portfolio turnover rate	282.55%	(c)	658.15%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2011.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The FMX Growth Allocation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek capital appreciation without regard to current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, equity securities.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no more than 20% greater than the S&P 500 Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The Board of Trustees of the Trust approved, on November 4, 2010, a plan to authorize a new class of shares for the Fund designated as Advisor Class Shares.  On February 15, 2011, the Advisor Class Shares became effective.  The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended November 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2		Level 3
Exchange Traded Products	$6,428,399	$6,428,399	$--	$	- -
Open-End Funds	13,614,565	13,614,565	-		- -
Short-Term Investment	1,881,332	-	1,881,332		- -
Total	$21,924,296	$20,042,964	$1,881,332	$	- -

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $11 million and gradually increases to a maximum annual rate of 0.95% if the average daily net assets are $39 million or more.   The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.   In accordance with these terms, the Fund paid $39,584 in advisory fees for the six month period ended November 30, 2011.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 1.45% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.45% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.825% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $81,237 of administration fees for the six month period ended November 30, 2011.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the six month period ended November 30, 2011, $3,769 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period	Purchases of Securities	Proceeds from Sales of Securities
June 1, 2011 - November 30, 2011	$50,185,703	$44,123,238

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2011.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2011, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2011, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$21,394,719

Unrealized Appreciation	529,577
Unrealized Depreciation	-
Net Unrealized Appreciation	$529,577

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	The Regulated Investment Company Modernization Act

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  However, any losses incurred during these future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of the ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

9.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

FMX GROWTH ALLOCATION FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Approval of Investment Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the annual meeting of the Fund’s Board of Trustees on July 28, 2011, the Trustees approved the renewal of the Investment Advisory Agreement for a one-year period.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The Trustees also noted that investments are selected using a proprietary screening process that includes analysis of sector and asset allocations, total returns, and risk data.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

FMX GROWTH ALLOCATION FUND

Additional Information (Unaudited)

In considering the investment performance of the Fund and Advisor, the Trustees compared the performance of the Fund with the performance of benchmark indexes, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees determined that the Fund’s returns were 3.40% and 22.28% for the six-month and one-year periods ended June 30, 2011, respectively, which were lower than those of the comparable funds and the peer group averages.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor had derived some revenues from the Fund and that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets continue to grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the management fee and net expense ratio were higher than those of some of the funds and lower than others, while the management fee and net expense ratio were higher than the peer group average.  The Trustees noted that the Fund was still in its start-up phase and much smaller than most of the comparable funds and the peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to reduce its compensation at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that

(Continued)

FMX GROWTH ALLOCATION FUND

Additional Information (Unaudited)

provide research, statistical, or other services (“soft dollars”).  The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was $0.02 per share.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of Investment Advisory Agreement for the Fund for an additional year.

(Continued)

FMX Growth Allocation Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	888-952-4807

World Wide Web @: ncfunds.com	World Wide Web @: foliometrix.com

Semi-Annual Report 2011
November 30, 2011
(Unaudited)

FMX Total Return Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Total Return Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The FMX Total Return Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the FMX Total Return Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Total Return Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, risks related to “fund of funds” structure, derivative risk, leverage risk, short sales risk, sector risk, portfolio turnover risk, management style risk, investment advisor risk, operating risk, new fund risk, interest rate and credit risk, high-yield risk, inflation risk, risks of investing in corporate debt securities, risks of investing in convertible securities, and risks of investing in Treasury Inflation-Protected Securities. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

This Semi-Annual Report was first distributed to shareholders on or about January 30, 2012.

For More Information on Your FMX Total Return Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$978.60	$5.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.05	$6.07
* Expenses are equal to the Fund’s expense ratio (1.20%) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

Advisor Class Shares	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period**
Actual	$1,000.00	$973.30	$10.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.04	$11.11
** Expenses are equal to the Fund’s expense ratio (2.20%) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

January 30, 2012

Enclosed for your review is the Semi-Annual Report of the FMX Total Return Fund (the "Fund") for the period ended November 30, 2011.  From the beginning of the Fund’s fiscal year on June 1, the Fund’s Institutional Class shares trailed its benchmark, the Barclays Capital US Aggregate Bond Index1 (the "BarCap"), by 5.68%, with the Fund’s Institutional Class shares having a return of -2.14%, and the BarCap having a return of 3.54%.  The standard deviations of these returns on a daily basis were 2.37% and 5.19% (standard deviation is a measure of volatility, the lower the standard deviation, the lower the volatility) for the Fund’s Institutional Class Shares and the BarCap, respectively.  Consistent with the Fund’s objective of total return, we strive to provide relative returns to the BarCap over a full market cycle with less volatility.  Please see the table below for the Fund’s historical performance information through the calendar quarter ended December 31, 2011.

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2011	1 Year	Inception*	Ratio**	Ratio***
FMX Total Return Fund – Institutional Class Shares	0.75%	1.64%	1.20%	5.48%
Barclays Capital US Aggregate Bond Index	7.84%	6.35%

Performance shown is for the period ended December 31, 2011.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit www.fmxfund.com

*The Fund’s inception date is October 2, 2009.
** The Advisor has entered into an Operating Plan with the Administrator through October 1, 2012, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 1.20% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.
***Gross expense ratio is from the Funds' prospectus dated September 28, 2011.

Markets

Within the past six months, Standard & Poor’s downgraded the United States credit rating for the first time ever, ending a streak of AAA that had lasted for 70 years.  This move pushed fixed income markets, particularity domestic fixed income markets into territory that has been unexplored.  As a result, managers were quick to reduce the risk in their portfolios and move money away from United States debt, such as Treasuries, in anticipation of the perceived turmoil that would follow the credit downgrade.  However, Treasuries subsequently rallied as a result of “Operation Twist”.

Operation Twist was the Fed’s attempt to essentially lower interest rates in response to the 9% unemployment rates and to hopefully stimulate more borrowing and spending by consumers and businesses.  Operation Twist is the Fed selling a portion of their portfolio of shorter and intermediate term Treasury investments and using the proceeds to buy longer term Treasuries.  This effect is similar to any supply and demand scenario - a large entity stimulates demand and the price goes up.  In this circumstance, the price of fixed income investments is inversely related to interest rates, which simply means the higher the price of the bond, the lower interest rate those investments will yield over their remaining life.

To put this in perspective, the average quarterly returns for the Barclays US Government/Credit Long Index from  Fourth quarter 2001 through Second quarter 2011 (39 quarters) was 1.77%.  The return for that same index for this most recent quarter was 15.64%.  If you were on the wrong side of this trade you certainly missed out.

The Eurozone Debit Crisis has also created continued uncertainty in the fixed income markets as well as a great amount of volatility in the equity markets.  High yield fixed income markets which are traditionally correlated more to equity markets than they are to fixed income markets, have seen this correlation to equity markets increase even more during the past 6 months with a correlation of over .90 to the S&P 500 Index.  This is a high correlation, and is especially concerning when the volatility of equity markets is taken into account.

Portfolio

The portfolio has been performing as we would have expected.  Even though the six month returns were negative, the trailing 12 month return of the Fund remained positive.  The underperformance, as it relates to the BarCap, can be contributed the rally in US Treasuries. The BarCap has an allocation in these government securities of over 40 percent.  The allocation process for the FMX Total Return Fund has aired on the side of protecting the investment and has carried a near zero percent allocation of US Government Debt, which includes Treasuries, TIPS and US Agency Bonds.  Since the portfolio was underweighted in that sector, the fixed income markets did not detract from the returns, but, it did not add to them.

The Large Core component of the portfolio is set up to provide safety and stability in returns and has done just that: limited the down side volatility and has helped the portfolio to have volatility of less than half of the BarCap.

The Global All-Cap and the Opportunistic segments of the portfolio are designed to provide excess return over the benchmark.    As with any tactical manager we are reallocating the portfolio on a continual basis to take advantage of current market conditions. However, for the past six months, those segments provided the portfolio with negative alpha.  The negative alpha (alpha is a measure of performance on a risk adjusted basis; a negative alpha means the fund underperformed its benchmark) can be attributed to a combination of the higher volatility in the high yield and emerging market sectors, as well as the higher correlation those sectors have to the volatile equity markets.

In turbulent times, you should expect to see a variance in the tracking of our portfolio versus the BarCap, as the portfolio deviates from the allocations within the index to either take advantage of a good situation or protect the investment by avoiding a bad, or the possibility of a bad, scenario.

We hope to see stabilization in the world equity markets, allowing the portfolio to return to normalcy in the way that it is managed.  The Fund is well positioned to take advantage of these stabilizations or move to cash to protect declines in the fixed income markets.

Very truly yours,

FolioMetrix LLC
Dale J Murphey, CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
		Shares		Value (Note 1)

OPEN-END FUNDS - 80.27%
BBH Broad Market Fund		67,671		$697,006
Eaton Vance Floating-Rate Advantaged Fund		13,226		139,401
Eaton Vance Multi-Strategy Absolute Return Fund		30,537		278,803
Harbor Unconstrained Bond Fund		27,414		278,803
PIMCO Total Return Fund		155,608		1,677,451
RidgeWorth Institutional US Government Ultra Short Bond Fund		69,011		697,696
RS Strategic Income Fund		27,280		279,348
Sit US Government Securities Fund		61,846		697,006
TCW Total Return Bond Fund		71,856		697,006
Touchstone Short Duration Fixed Income Fund		71,196		697,718
Touchstone Ultra Short Duration Fixed Income Fund		72,756		697,006

Total Open-End Funds (Cost $6,887,618)				6,837,244

SHORT-TERM INVESTMENT - 2.31%
§	HighMark 100% US Treasury Money Market Fund, 0.00%	196,750		196,750

Total Short-Term Investment (Cost $196,750)				196,750

Total Value of Investments (Cost $7,084,368) - 82.58%				$7,033,994

Other Assets Less Liabilities - 17.42%				1,484,028

Net Assets - 100%				$8,518,022

§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets		Value
Open-End Funds	80.27%		$6,837,244
Short-term Investment	2.31%		196,750
Total	82.58%		$7,033,994

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2011

Assets:
Investments, at value (cost $7,084,368)	$7,033,994
Cash	718
Receivables:
Investments sold	3,571,178
Fund shares sold	18,081
Prepaid expenses	1,332

Total assets	10,625,303

Payables:
Investments purchased	2,097,972
Accrued expenses
Administration fees	8,590
Other	719

Total liabilities	2,107,281

Net Assets	$8,518,022

Net Assets Consist of:
Capital	$8,719,520
Undistributed net investment income	95,931
Accumulated net realized loss on investments	(247,055)
Net unrealized depreciation on investments	(50,374)

Total Net Assets	$8,518,022

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	758,740
Net Assets	7,631,459
Net Asset Value, Offering Price and Redemption Price Per Share	$10.06

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	90,115
Net Assets	886,563
Net Asset Value, Offering Price and Redemption Price Per Share	$9.84

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2011

Investment Income:
Dividends	$114,016

Total Income	114,016

Expenses:
Administration fees (note 2)	48,568
Distribution and service fees - Advisor Class Shares (note 3)	3,289

Total Expenses	51,857

Net Expenses	51,857

Net Investment Income	62,159

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(248,738)
Change in unrealized depreciation on investments	(54,937)

Realized and Unrealized Loss on Investments	(303,675)

Net Decrease in Net Assets Resulting from Operations	$(241,516)

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period and fiscal year ended	2011(a)	2011

Operations:
Net investment income	$62,159	$116,522
Net realized (loss) gain from investment transactions	(248,738)	1,682
Change in unrealized (depreciation) appreciation on investments	(54,937)	3,527

Net (Decrease) Increase in Net Assets Resulting from Operations	(241,516)	121,731

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class Shares	-	(82,832)

Capital Share Transactions:
Shares sold	8,629,135	9,467,016
Reinvested dividends and distributions	-	3,288
Shares repurchased	(4,094,355)	(5,414,397)

Increase from Capital Share Transactions	4,534,780	4,055,907

Net Increase in Net Assets	4,293,264	4,177,638

Net Assets:
Beginning of Period	4,224,758	129,952
End of Period	$8,518,022	$4,307,590

Undistributed Net Investment Income	$95,932	$-

Share Information:
Institutional Class Shares
Shares sold	781,342	898,476
Reinvested distributions	-	328
Shares repurchased	(403,444)	(530,867)
Net Increase in Capital Shares	377,898	367,937
Shares Outstanding, Beginning of Period	380,843	12,906
Shares Outstanding, End of Period	758,741	380,843

Advisor Class Shares
Shares sold	61,481	30,556
Reinvested dividends and distributions	-	-
Shares repurchased	(1,923)	-
Net Increase in Capital Shares	59,558	30,556
Shares Outstanding, Beginning of Period	30,556	-
Shares Outstanding, End of Period	90,114	30,556

(a) Unaudited

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended,	2011(a)		2011	2010

Net Asset Value, Beginning of Period	$10.28		$10.07	$10.00

Income (Loss) from Investment Operations
Net investment income	0.03		0.35	0.00	(f)
Net realized and unrealized gain (loss) on securities	(0.25)		0.13	0.07

Total from Investment Operations	(0.22)		0.48	0.07

Less Distributions:
Dividends (from net investment income)	-		(0.27)	-

Total Distributions	-		(0.27)	-

Net Asset Value, End of Period	$10.06		$10.28	$10.07

Total Return (d)	(2.14)%		4.87%	0.70%

Net Assets, End of Period (in thousands)	$7,631		$3,916	$130

Average Net Assets for the Period (in thousands)	$7,417		$3,089	$76

Ratios of:
Gross Expenses to Average Net Assets (e)	1.20%	(b)	1.20%	1.20%
Net Expenses to Average Net Assets (e)	1.20%	(b)	1.20%	1.20%
Net Investment Income/(Loss) to Average Net Assets (g)	1.62%	(b)	3.77%	0.17%

Portfolio turnover rate	158.81%	(c)	218.16%	48.89%

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests
(f) Actual amount is less than $0.01 per share.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

				(Continued)

FMX TOTAL RETURN FUND

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended,	2011(a)		2011(g)

Net Asset Value, Beginning of Period	$10.11		$10.00

Income (Loss) from Investment Operations
Net investment income	0.02		0.00	(f)
Net realized and unrealized gain (loss) on securities	(0.29)		0.11

Total from Investment Operations	(0.27)		0.11

Net Asset Value, End of Period	$9.84		$10.11

Total Return (d)	(2.67)%		1.10%

Net Assets, End of Period (in thousands)	$887		$309

Average Net Assets for the Period (in thousands)	$656		$142

Ratios of:
Gross Expenses to Average Net Assets (e)	2.20%	(b)	2.20%
Net Expenses to Average Net Assets (e)	2.20%	(b)	2.20%
Net Investment Income/(Loss) to Average Net Assets (h)	0.56%	(b)	26.00%

Portfolio turnover rate	158.81%	(c)	218.16%

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests
(f) Actual amount is less than $0.01 per share.
(g)	For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2011.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The FMX Total Return Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invest in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, fixed income securities (such as bonds, corporate debt securities, convertible securities, TIPS and other treasuries).

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no greater than the BarCap U.S. Aggregate Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The Board of Trustees of the Trust approved, on November 4, 2010, a plan to authorize a new class of shares for the Fund designated as Advisor Class Shares.  On February 15, 2011, the Advisor Class Shares became effective.  The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended November 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2		Level 3
Open-End Funds	$6,837,244	$6,837,244	$-	$	- -
Short-Term Investment	196,750	-	196,750		- -
Total	$7,033,994	$6,837,244	$196,750	$	- -

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $13 million and gradually increases to a maximum annual rate of 0.70% if the average daily net assets are $41 million or more.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate. In agreement with these terms, the Fund paid no investment advisory fees for the six month period ended November 30, 2011.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 1.20% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.45% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.825% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation:  the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $48,568 of administration fees for the six month period ended November 30, 2011.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the year ended May 31, 2011, $3,289 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period	Purchases of Securities	Proceeds from Sales of Securities
June 1, 2011 - November 30, 2011	$14,551,024	$11,476,235

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2011.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2011, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2011, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$7,084,368

Unrealized Appreciation	$711
Unrealized Depreciation	(51,085)
Net Unrealized Depreciation	(50,374)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	The Regulated Investment Company Modernization Act

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  However, any losses incurred during these future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of the ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

9.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Approval of Investment Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the annual meeting of the Fund’s Board of Trustees on July 28, 2011, the Trustees approved the renewal of the Investment Advisory Agreement for a one-year period.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The Trustees also noted that investments are selected using a proprietary screening process that includes analysis of sector and asset allocations, total returns, and risk data.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

In considering the investment performance of the Fund and Advisor, the Trustees compared the performance of the Fund with the performance of benchmark indexes, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees determined that the Fund’s returns were 2.20% and 3.95% for the six-month and one-year periods ended June 30, 2011, respectively, which were lower than those of some comparable funds and higher than others, as well as lower than the peer group averages.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor had derived some revenues from the Fund and that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets continue to grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the maximum management fee and net expense ratio were higher than some of the comparable funds and lower than others, and that the maximum management fee and net expense ratio were higher than the peer group averages.  The Trustees noted that the Advisor had not derived any revenues from the Fund, but that the Advisor believed it would break even on its relationship with the Trust and Fund in due course as the Fund’s assets continue to grow.  The Trustees noted that the Fund was still in its start-up phase and much smaller than most of the comparable funds and the peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to reduce its compensation at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that

(Continued)

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

provide research, statistical, or other services (“soft dollars”).  The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was $0.02 per share.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund for an additional year.

(Continued)

FMX Total Return Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	888-952-4807

World Wide Web @: ncfunds.com	World Wide Web @: foliometrix.com

Semi-Annual Report 2011
November 30, 2011
(Unaudited)

Caritas All-Cap Growth Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Caritas All-Cap Growth Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Caritas All-Cap Growth Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Caritas All-Cap Growth Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Caritas All-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, portfolio turnover risk, investment advisor risk, new fund risk, short sales risk, small-cap and mid-cap securities risk, micro-cap securities risk, and risks related to investing in other investment companies. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.caritascapital.com.

This Semi-Annual Report was first distributed to shareholders on or about January 30, 2012.

For More Information on Your Caritas All-Cap Growth Fund:

See Our Web site at www.caritascapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$897.60	$9.28

* Expenses are equal to the Fund’s annualized expense ratio of 1.95% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

Expense Example	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.29	$9.85

** Expenses are equal to the Fund’s annualized expense ratio of 1.95% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
		Shares	Value (note 1)

COMMON STOCKS - 81.86%

Consumer Discretionary - 13.59%
*	Ascena Retail Group, Inc.	7,400	$203,648
	CBS Corp.	9,350	243,007
*	Ford Motor Co.	19,800	209,682
*	Krispy Kreme Doughnuts, Inc.	30,000	225,597
	Monro Muffler Brake, Inc.	4,600	184,690
			1,066,624
Consumer Staples - 1.33%
*	Primo Water Corp.	34,000	104,380
			104,380
Energy - 5.88%
	Arch Coal, Inc.	12,300	201,351
*	Dresser-Rand Group, Inc.	5,000	260,350
			461,701
Health Care - 16.43%
*	Alexion Pharmaceuticals, Inc.	3,200	219,712
*	Catalyst Health Solutions, Inc.	4,100	213,282
	Quality Systems, Inc.	5,650	199,728
*	Questcor Pharmaceuticals, Inc.	9,000	404,550
*	Watson Pharmaceuticals, Inc.	3,900	252,018
			1,289,290
Industrials - 22.76%
	Chicago Bridge & Iron Co. NV	6,500	268,645
*	EnerSys	9,000	216,450
*	General Cable Corp.	5,750	152,375
*	Hertz Global Holdings, Inc.	16,200	183,222
*	Kirby Corp.	2,250	144,607
*	Quality Distribution, Inc.	17,000	171,700
	Robbins & Myers, Inc.	3,875	206,189
	Stanley Black & Decker, Inc.	3,400	222,360
	Triumph Group, Inc.	3,700	220,150
			1,785,698

Information Technology - 14.43%
	Applied Materials, Inc.	17,700	190,806
*	Cavium, Inc.	5,650	184,416
*	Cirrus Logic, Inc.	12,100	197,109
*	Cypress Semiconductor Corp.	11,500	219,305
	Microsoft Corp.	4,700	120,226
*	Ultratech, Inc.	9,500	220,400
			1,132,262

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
				Shares	Value (note 1)

COMMON STOCKS - (Continued)

	Materials - 4.49%
		Agrium, Inc.		2,400	$168,024
	μ	BHP Billiton Ltd.		2,450	184,166
					352,190
	Telecommunication Services - 2.95%
		AT&T, Inc.		8,000	231,520
					231,520

		Total Common Stocks (Cost $5,981,995)			6,423,665

	EXCHANGE TRADED PRODUCTS - 6.29%
	*	ProShares UltraShort Dow 30		7,700	123,046
	*	ProShares UltraShort MidCap 400		3,325	127,879
	*	ProShares UltraShort QQQ		2,600	117,026
	*	ProShares UltraShort Russell 2000		3,150	125,559

		Total Exchange Traded Products (Cost $533,581)			493,510

Total Value of Investments (Cost $6,515,576) - 88.15%					$6,917,175

Other Assets Less Liabilities - 11.85%					929,845

	Net Assets - 100%				$7,847,020

*	Non-income producing investment		The following acronym is used in this portfolio:
μ	American Depositary Receipt		NV - Naamloze Vennootschap

		Summary of Investments by Sector
			% of Net
		Sector	Assets	Value
		Consumer Discretionary	13.59%	$1,066,624
		Consumer Staples	1.33%	104,380
		Energy	5.88%	461,701
		Exchange Traded Products	6.29%	493,510
		Health Care	16.43%	1,289,290
		Industrials	22.76%	1,785,698
		Information Technology	14.43%	1,132,262
		Materials	4.49%	352,190
		Telecommunication Services	2.95%	231,520
		Total	88.15%	$6,917,175

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2011

Assets:
Investments, at value (cost $6,515,576)	$6,917,175
Cash	950,515
Receivables:
Fund shares sold	6,023
Dividends and interest	5,251
Prepaid expenses	5,420
Due from affiliates:
Advisor (note 2)	4,068

Total assets	7,888,452

Liabilities:
Payables:
Fund shares repurchased	28,833
Accrued expenses
Fund accounting fees	7
Compliance services fees	94
Other expenses	12,498

Total liabilities	41,432

Net Assets	$7,847,020

Net Assets Consist of:
Capital	$7,097,534
Accumulated net investment loss	(133,225)
Undistributed net realized gain on investments	481,112
Net unrealized appreciation on investments	401,599

Total Net Assets	$7,847,020
Shares Outstanding, no par value (unlimited authorized shares)	688,350
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$11.40

Maximum Offering Price Per Share ($11.40 ÷ 94.25%)	$12.10

(a)	The Fund charges a redemption fee of 2% of the amount redeemed on redemptions of fund shares occurring within 30 days following the issuance of such shares.

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2011

Investment Income:
Dividends	$24,115

Total Investment Income	24,115

Expenses:
Advisory fees (note 2)	52,448
Administration fees (note 2)	17,949
Transfer agent fees (note 2)	11,000
Fund accounting fees (note 2)	13,920
Compliance service fees (note 2)	5,250
Custody fees (note 2)	2,839
Distribution and service fees (note 3)	10,490
Registration and filing administration fees (note 2)	629
Legal fees	1,723
Audit and tax preparation fees	6,601
Registration and filing expenses	4,330
Trustee fees and meeting expenses	4,000
Securities pricing fees	489
Other operating expenses	4,097

Total Expenses	135,765

Expenses reimbursed by advisor (note 2)	(6,642)
Advisory fees waived (note 2)	(47,314)

Net Expenses	81,809

Net Investment Loss	(57,694)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	321,824
Change in unrealized depreciation on investments	(1,194,208)

Realized and Unrealized Loss on Investments	(872,384)

Net Decrease in Net Assets Resulting from Operations	$(930,078)

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period or fiscal year ended	2011(a)	2011

Operations:
Net investment loss	$(57,694)	$(75,531)
Net realized gain from investment transactions	321,824	159,288
Change in unrealized (depreciation) appreciation on investments	(1,194,208)	1,346,135

Net (Decrease) Increase in Net Assets Resulting from Operations	(930,078)	1,429,892

Distributions to Shareholders: (note 5)
Net realized gain from investment transactions	-	(19,891)

Decrease in Net Assets Resulting from Distributions	-	(19,891)

Capital Share Transactions:
Shares sold	1,476,926	3,118,853
Reinvested dividends and distributions	-	5,628
Shares repurchased	(1,429,912)	(668,356)

Increase from Capital Share Transactions	47,014	2,456,125

Net (Decrease) Increase in Net Assets	(883,064)	3,866,126

Net Assets:
Beginning of period	8,730,084	4,863,958
End of period	$7,847,020	$8,730,084

Share Information:
Shares Sold	123,284	274,596
Reinvested distributions	-	473
Shares repurchased	(122,387)	(54,884)
Net Increase in Capital Shares	897	220,185
Shares Outstanding, Beginning of Period	687,453	467,268
Shares Outstanding, End of Period	688,350	687,453

(a) Unaudited

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Financial Highlights

For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2011(a)		2011		2010(h)

Net Asset Value, Beginning of Period	$12.70		$10.41		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.08)		(0.11)		(0.04)
Net realized and unrealized (loss) gain on securities	(1.27)		2.43		0.45

Total from Investment Operations	(1.35)		2.32		0.41

Less Distributions:
Paid in capital (from redemption fees) (note 1)	0.00		0.00	(f)	0.00	(f)
Distributions (from capital gains)	0.00		(0.03)		0.00

Total Distributions	0.00		(0.03)		0.00

Net Asset Value, End of Period	$11.40		$12.70		$10.41

Total Return (c)(d)	(10.24)%		22.34%		4.10%

Net Assets, End of Period (in thousands)	$7,847		$8,730		$4,864

Average Net Assets for the Period (in thousands)	$8,387		$6,825		$3,456

Ratios of:
Gross Expenses to Average Net Assets (e)	3.23%	(b)	3.61%		5.56%	(b)
Net Expenses to Average Net Assets (e)	1.95%	(b)	1.96%		1.91%	(b)
Net Investment Loss to Average Net Assets	(1.37)%	(b)	(1.11)%		(1.31)%	(b)

Portfolio turnover rate	41.31%	(g)	126.59%		50.48%	(g)

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Actual amount is less than $0.01 per share.
(g) Not annualized.
(h)	For the time period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Caritas All-Cap Growth Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective, Caritas Capital, LLC (“Advisor”) will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund’s long positions in equity securities through investments in “short” exchange traded funds (“ETF’s”).  A “short” ETF is an investment that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The Fund invests in companies of all sizes traded on any United States stock exchange or over-the-counter market (“Universe”).  The Universe is not limited by market capitalization or industry segmentation, and may include large-, mid-, small- and micro- cap companies.  The Advisor generally selects common stocks based on fundamental, bottom up research.  Other factors that influence investment decisions include economic and technical analysis.  The Fund will generally hold each of its equity positions from one to three years.  The Advisor, may, however, trade the Fund’s portfolio more actively if market conditions warrant.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six month period ended November 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$6,423,665	$6,423,665	$-	$-
Exchange Traded Products	493,510	493,510	-	-
Total	$6,917,175	$6,917,175	$1,425,708	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to Caritas Capital, LLC (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rate as shown in Schedule A.  The Advisor has contractually agreed to waive all or part of its advisory fee and to reimburse expenses at least until October 31, 2012, to ensure that the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquire fund fees and expenses) will not exceed 1.70% of the daily average net assets for Fund shares.  The expense limitation percentage, as well as the advisory fees waived and expenses reimbursed for the six month period ended November 30, 2011, are included in Schedule A provided below.

Schedule A: Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
Average Net Assets	Rate
All assets	1.25%	1.70%	$47,314	$6,642

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided below.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $50 million	0.175%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $50 million	0.150%	Over $100 million	0.009%
Next $50 million	0.125%
Next $50 million	0.100%	*Minimum monthly fees of $3,000 and $417 for Administration and Custody, respectively.
Over $200 million	0.075%

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  It receives compensation for this service at an annual rate of $10,500.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services at a rate of $21 per shareholder per year, subject to a minimum fee of $1,750 per month.  The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives any sales charges imposed on purchases and re-allocates a portion of such charges to dealers through whom the sale was made, if any.  During the six month period ended November 30, 2011, the Distributor did not retain any sales charges.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the six month period ended November 30, 2011, $10,490 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six Month Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2011	$3,546,193	$3,052,035

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2011.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2011, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2011, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$6,515,576

Unrealized Appreciation	$1,032,334
Unrealized Depreciation	(630,735)
Net Unrealized Appreciation	401,599

(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.	The Regulated Investment Company Modernization Act

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  However, any losses incurred during these future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of the ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

9.   Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure below.

The Fund has entered into a new Fund Accounting and Administration Agreement with the Administrator.  The agreement was approved by the Board of Trustees on October 27, 2011 and became effective on December 1, 2011.  Under the agreement, the Administrator will (i) provide the Fund with certain administrative, fund accounting, and compliance services and (ii) coordinate and pay for the services of each vendor and the regular operating expenses of the Funds.  The Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.45% if the average daily net assets are under $40 million and gradually decreases to an annual rate of 0.094% if the average daily net assets are $1.82 billion or more.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator’s assumption of the Funds’ regular operating expenses.  Under the Operating Plan, the Advisor will make two kinds of payments to the Administrator: (i) when a Fund’s assets are below $39 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Operating Plan insures that the consolidated fee arrangement is sustainable for the Administrator.

(Continued)

CARITAS ALL-CAP GROWTH FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

Caritas All-Cap Growth Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Caritas Capital, LLC
116 South Franklin Street	5950 Fairview Road
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Suite 610-A Charlotte, North Carolina 28210

Toll-Free Telephone: 1-800-773-3863	Toll-Free Telephone: 1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: caritascapital.com

Semi-Annual Report 2011
November 30, 2011
(Unaudited)

Presidio Multi-Strategy Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Presidio Multi-Strategy Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Presidio Multi-Strategy Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Presidio Multi-Strategy Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Presidio Multi-Strategy Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, sector risk, investment advisor risk, new fund risk, operating risk, foreign securities and emerging markets risk, currency risk, political/economic risk, derivative risk, currency option transactions risk, currency futures risk, leverage risk, counterparty risk, short sales risk, risks related to investing in other investment companies, ETN risk, small-cap and mid-cap securities risk, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, risks of investing in corporate debt securities, and government debt markets may be illiquid or disrupted. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

This Semi-Annual Report was first distributed to shareholders on or about January 30, 2012.

For More Information on Your Presidio Multi-Strategy Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$983.10	$8.65

* Expenses are equal to the Fund’s annualized expense ratio of 1.74% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the initial fiscal period).

Expense Example	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.34	$8.80

** Expenses are equal to the Fund’s annualized expense ratio of 1.74% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the initial fiscal period).

Dear Fellow Shareholders of the Presidio Multi-Strategy Fund:

Enclosed for your review is the Semi-Annual Report for the Presidio Multi-Strategy Fund (the “Fund”) for the six month period ending November 30, 2011.  The Fund returned -1.69%1 vs. the benchmark (50% S&P and 50% Barclays Agg2) return of -1.88%, with an annualized volatility of 7.77%3 and a beta of 0.245.  The slight outperformance to the 50% S&P/ 50% Barclays Agg benchmark was due to the underweight we had in global equities, as well as the diversification provided by the other asset classes in the portfolio (e.g. credit, high grade bonds, etc.).  While we are encouraged at the Fund’s risk adjusted performance, we should remind shareholders that we do not manage the Fund to any specific benchmark, and that one of our objectives is to continue to provide our clients with a differentiated source of return that is lowly correlated to the general movements of the equity markets, and as such, we are likely to have little equity exposure in the portfolio at any given time. We continue to maintain a diversified portfolio of asset classes and strategies that we think will reward our investors over the long-term.

Risk, Return and Correlation Statistics since inception (July 7, 2010) through November 30, 2011:

	Presidio Multi Strategy Fund	50% S&P, 50% Barclays Agg
Net Return	5.58%1	10.12%
Realized Volatility	7.7%3	9.6%
Realized Correlation to S&P 500	0.654	0.98
Realized Beta to S&P 500	0.245	0.46

Please see the table below for the Fund’s historical performance information through the calendar quarter ended December 31, 2011.

Average Annual Total Returns		Past 1 Year		Since Inception*	Net	Gross
Period Ended December 31, 2011	Past 1 Year	Sales Load Included	Since Inception*	Sales Load Included	Expense Ratio**	Expense Ratio***
Presidio Multi-Strategy Fund	2.04%	-2.29%	4.91%	1.88%	1.74%	4.42%
50%S&P500 Index/ 50%Barclays Aggregate Blend Index	4.73%		10.30%

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit www.ncfunds.com or call the Fund at (800)525-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is July 7, 2010.
** The Advisor has entered into an Operating Plan with the Administrator through October 1, 2012, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 1.50% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.
***Gross expense ratio is from the Fund’s prospectus dated September 28, 2011.

Market Review & Outlook:

If you were to simply look at the year-to-date performance of the S&P 500 of +1.1% (through 11/30/11), you’d probably think it was a relatively uneventful year.  But if you witnessed the day-to-day movements of the market, it was anything but uneventful!  The year began with the S&P 500 rallying over +9% through the first four months of the year (through April 30th), and suddenly like a flip of a switch, the index lost 16% over the next five months, and only to regain nearly 11% the following two months!  And during this time, we saw the VIX6 index hit multi-year highs (implying heightened fear in the markets), the 10-year Treasury yield hit generational lows (1.72% on 9/22/11), the U.S. Government lost its prestigious AAA credit rating, Central Banks across the world coming up with new ways to “kick the can down the road” (e.g. operation twist, EFSF, etc), etc.   And it seemed like every headline – political, economic or otherwise – had a jolting, whipsaw-like effect on the markets.  Needless to say, investing in this environment has been no easy task!

While we have no control over the day-to-day market whipsaws, we do have control over what types of risks we choose to take for which we believe we shall be rewarded for over the long term.  At Presidio Capital Investments, we remain committed to our investment principles of maintaining a diversified portfolio across asset classes and strategies, and taking on intelligent risks where we think are worthwhile.  We believe this approach provides the steady hand and discipline that’s needed to navigate these turbulent and volatile investment waters.

With warmest regards,

Matthew R. Lee
Presidio Capital Investments, LLC

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing.  The Fund’s Prospectus contains this and other important information. For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Annual Report.

1) The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit www.ncfunds.com or call the Fund at (800)525-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charge and if adjusted for sales charges, performance quoted would be reduced.

2) The S&P 500 Total Return Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance.  The S&P 500 Total Return Index provides investors with a price-plus gross cash dividend return of the companies represented in the S&P 500 Total Return Index. The Barclays Capital U.S. Government/Credit Index represents securities that are U.S. domestic, taxable, and dollar denominated.  The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities. You cannot invest directly in these indices.  These indices do not have investment advisors and do not pay any commissions, expenses, or taxes.  If these indices did pay commissions, expenses, or taxes, their returns would be lower.

3) Realized volatility is measured as annualized standard deviation and is considered a measure of risk.  Annualized standard deviation is calculated using standard methodology of taking the standard deviation of realized daily returns multiplied by the square root of the number of trading days in a year (assumed at 250).   Volatility is a statistical measure that provides an estimate of the dispersion (or range) of potential returns.  Investors should be aware that volatility estimates, like any other “statistics”, are not constant, and that they may change as the capital markets change and as the composition of the underlying portfolio changes.

4) Correlation is computed into what is known as the correlation coefficient, which ranges between -1 and +1. Perfect positive correlation (a correlation co-efficient of +1) implies that as one security moves, either up or down, the other security will move by an equal amount in the same direction. Alternatively, perfect negative correlation means that if one security moves in either direction the security that is perfectly negatively correlated will move by an equal amount in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

5)  Beta is a measure of the price sensitivity of an asset (or portfolio) to the broader market, and is also considered a risk statistic.  Beta was calculated by regressing the daily returns of the fund and daily returns of the S&P 500 (for the time period from fund inception through 11/30/10).  Investors should be aware that volatility estimates, like any other “statistics”, are not constant, and that they may change as the capital markets change and as the composition of the underlying portfolio changes.

6) The ticker symbol for the Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market's expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The VIX is a widely used measure of market risk and is often referred to as the "investor fear gauge".

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
		Shares	Value (note 1)

EXCHANGE TRADED PRODUCTS - 105.50%
†	Energy Select Sector SPDR Fund	2,100	$148,827
*†	iPATH S&P 500 VIX Mid-Term Futures ETN	1,000	65,580
†	iShares Barclays 1-3 Year Treasury Bond Fund	50	4,227
†	iShares Barclays 20+ Year Treasury Bond Fund	500	58,940
	iShares Barclays 3-7 Year Treasury Bond Fund	2,746	333,447
†	iShares Barclays 7-10 Year Treasury Bond Fund	4,100	425,990
†	iShares Barclays Aggregate Bond Fund	3,300	360,954
†	iShares Dow Jones US Real Estate Index Fund	500	27,570
†	iShares iBoxx $ High Yield Corporate Bond Fund	5,100	441,660
†	iShares iBoxx Investment Grade Corporate Bond Fund	10,150	1,123,503
†	iShares JPMorgan USD Emerging Markets Bond Fund	1,100	119,394
†	iShares Russell 2000 Index Fund	950	70,043
*†	iShares S&P GSCI Commodity Indexed Trust	100	3,379
	iShares S&P MidCap 400 Index Fund	2,200	194,568
†	iShares S&P National Municipal Bond Fund	100	10,617
†	iShares S&P North American Nat Resources Sector Index Fund	3,700	147,741
*†	iShares Silver Trust	600	19,200
†	Market Vectors Rare Earth/Strategic Metals ETF	1,500	26,235
*†	PowerShares DB Agriculture Fund	1,100	31,889
*†	PowerShares DB US Dollar Index Bullish Fund	8,700	191,922
†	SPDR Barclays Capital Convertible Securities ETF	10,000	369,200
†	SPDR Barclays Capital High Yield Bond ETF	28,409	1,076,133
†	SPDR Barclays Capital International Treasury Bond ETF	2,000	118,280
†	SPDR S&P 500 ETF Trust	800	99,992
*†	United States Gasoline Fund LP	500	23,350
*†	United States Natural Gas Fund LP	650	5,115
*†	United States Oil Fund LP	700	27,146
†	Vanguard MSCI Emerging Markets ETF	4,900	200,018
†	Vanguard REIT ETF	2,550	142,622
	Vanguard Small-Cap Value ETF	2,350	149,249
†	Vanguard Total Bond Market ETF	3,250	270,920
*†	WisdomTree Dreyfus Emerging Currency Fund	1,700	35,887

	Total Exchange Traded Products (Cost $6,360,944)		6,323,598

			(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
		Shares	Value (note 1)

COMMON STOCKS - 2.13%

Consumer Discretionary
†	McDonald's Corp.	50	$4,776
†	NIKE, Inc.	50	4,808
†	Omnicom Group, Inc.	50	2,158
			11,742
Consumer Staples
†	Altria Group, Inc.	50	1,434
†	Brown-Forman Corp.	50	3,990
†	McCormick & Co., Inc.	50	2,434
†	PepsiCo., Inc.	50	3,198
†	Philip Morris International, Inc.	50	3,809
†	The Coca-Cola Co.	50	3,358
†	The Procter & Gamble Co.	50	3,229
†	Wal-Mart Stores, Inc.	100	5,890
			27,342
Energy
†	Exxon Mobil Corp.	50	4,022
			4,022
Financials
*†	Berkshire Hathaway, Inc.	50	3,940
			3,940
Health Care
†	Abbott Laboratories	50	2,725
†	Becton Dickinson and Co.	50	3,688
μ†	GlaxoSmithKline PLC	50	2,223
†	Johnson & Johnson	100	6,462
†	Medtronic, Inc.	50	1,821
†	Merck & Co., Inc.	50	1,788
μ†	Novo Nordisk	50	5,683
†	Pfizer, Inc.	250	5,013
†	Stryker Corp.	50	2,441
*†	Varian Medical Systems, Inc.	50	3,112
			34,956
Industrials
†	3M Co.	50	4,045
†	General Dynamics Corp.	50	3,302
†	United Technologies Corp.	50	3,826
			11,173

			(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
		Shares	Value (note 1)

COMMON STOCKS (continued)

Information Technology
*†	Adobe Systems, Inc.	200	$5,484
†	Automatic Data Processing, Inc.	50	2,554
†	Cisco Systems, Inc.	100	1,864
†	Factset Research Systems, Inc.	50	4,661
†	Microsoft Corp.	250	6,395
†	Oracle Corp.	250	7,838
†	Paychex, Inc.	100	2,911
†	QUALCOMM, Inc.	50	2,740
			34,447

	Total Common Stocks (Cost $114,698)		127,622

			(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
Number of Contracts	Exercise Price	Maturity Date	Value (note 1)

PUT OPTIONS PURCHASED - 1.55%
SPDR Gold Trust	30	$123.00	3/17/2012	$1,755
SPDR Gold Trust	20	125.00	3/17/2012	1,220
SPDR S&P 500	23	114.00	12/17/2011	1,058
SPDR S&P 500	96	133.00	12/17/2011	89,376

Total Put Options Purchased (Cost $92,995)	93,409

CALL OPTIONS PURCHASED - 2.91%
CBOE SPX Volatility Index	78	16.00	12/21/2011	95,940
Freeport-McMoRan Copper & Gold, Inc.	20	37.50	1/21/2012	7,100
iShares Dow Jones US Real Estate	18	56.00	12/17/2011	1,350
iShares iBoxx $ HY Corp Bond Fund	50	86.00	1/21/2012	7,522
iShares iBoxx $ HY Corp Bond Fund	7	87.00	12/17/2011	315
iShares MSCI EAFE	50	51.00	12/17/2011	7,100
iShares MSCI Emerging Markets	45	40.00	12/17/2011	5,400
iShares Silver Trust	19	29.00	12/17/2011	6,175
iShares Silver Trust	10	35.00	1/21/2012	900
PowerShares DB Commodity Index Tracking Fund	15	20.00	1/21/2012	11,400
PowerShares DB US Dollar Index Bullish	100	21.00	12/17/2011	10,800
SPDR Barclays Capital High Yield Bond	21	38.00	12/17/2011	420
SPDR Barclays Capital High Yield Bond	8	41.00	12/17/2011	60
SPDR Gold Trust	25	176.00	12/17/2011	2,675
SPDR S&P 500	33	121.00	12/17/2011	17,292

Total Call Options Purchased (Cost $226,570)	174,449

SHORT-TERM INVESTMENT (Open-End Fund) - 12.41%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.18%	743,565

Total Short-Term Investment (Open-End Fund) (Cost $743,565)	743,565

Total Value of Investments (Cost $7,538,772) - 124.50%	$7,462,643

Liabilities in Excess of Other Assets - (24.50)%	(1,468,641)

Net Assets - 100%	$5,994,002

*	Non-income producing investment
†	Portion of security pledged as collateral for options written
§	Represents 7 day effective yield
μ	American Depositary Receipt

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	105.50%	$6,323,598
Common Stocks	2.13%	127,622
Put Options	1.55%	93,409
Call Options	2.91%	174,449
Other	12.41%	743,565
Total	124.50%	$7,462,643

			(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
	Number of Contracts	Exercise Price	Maturity Date	Value (note 1)

CALL OPTIONS WRITTEN (note 1)
SPDR S&P 500	23	$114.00	12/17/2011	$25,760
SPDR S&P 500	96	133.00	12/17/2011	1,536

Total (Premiums Received $69,992)				27,296

PUT OPTIONS WRITTEN (note 1)
Freeport-McMoRan Copper & Gold, Inc.	20	37.50	1/21/2012	4,500
iShares Barclays 7-10 Year Treasury	7	100.00	12/17/2011	70
iShares Barclays 7-10 Year Treasury	5	101.00	12/17/2011	100
iShares Barclays 7-10 Year Treasury	3	98.00	12/17/2011	30
iShares Barclays 7-10 Year Treasury	5	99.00	12/17/2011	25
iShares Dow Jones US Real Estate	6	42.00	12/17/2011	30
iShares Dow Jones US Real Estate	18	56.00	12/17/2011	3,078
iShares iBoxx $ HY Corp Bond Fund	1	76.00	1/21/2012	32
iShares iBoxx $ HY Corp Bond Fund	1	78.00	12/17/2011	10
iShares iBoxx $ HY Corp Bond Fund	25	79.00	12/17/2011	188
iShares iBoxx $ HY Corp Bond Fund	40	86.00	1/21/2012	9,125
iShares iBoxx $ HY Corp Bond Fund	1	86.00	12/17/2011	130
iShares iBoxx $ HY Corp Bond Fund	5	87.00	12/17/2011	825
iShares iBoxx Invest Grade Corp Bond	5	109.00	12/17/2011	225
iShares iBoxx Invest Grade Corp Bond	5	110.00	12/17/2011	350
iShares iBoxx Invest Grade Corp Bond	19	111.00	12/17/2011	2,470
iShares iBoxx Invest Grade Corp Bond	1	113.00	12/17/2011	295
iShares MSCI EAFE	5	35.00	12/17/2011	15
iShares MSCI EAFE	5	36.00	12/17/2011	15
iShares MSCI EAFE	5	37.00	12/17/2011	5
iShares MSCI EAFE	50	51.00	12/17/2011	6,250
iShares MSCI Emerging Markets	5	27.00	12/17/2011	8
iShares MSCI Emerging Markets	5	28.00	12/17/2011	5
iShares MSCI Emerging Markets	5	29.00	12/17/2011	7
iShares MSCI Emerging Markets	10	33.00	12/17/2011	60
iShares MSCI Emerging Markets	45	40.00	12/17/2011	5,310
iShares Silver Trust	19	29.00	12/17/2011	532
PowerShares DB US Dollar Index Bullish	100	21.00	12/17/2011	100
SPDR Barclays Capital High Yield Bond	5	32.00	1/21/2012	88
SPDR Barclays Capital High Yield Bond	3	33.00	12/17/2011	30
SPDR Barclays Capital High Yield Bond	20	34.00	12/17/2011	100
SPDR Barclays Capital High Yield Bond	50	35.00	12/17/2011	500
SPDR Barclays Capital High Yield Bond	21	38.00	12/17/2011	1,470
SPDR Gold Trust	25	176.00	12/17/2011	17,750
SPDR S&P 500	25	100.00	12/17/2011	125
SPDR S&P 500	20	101.00	12/17/2011	120
SPDR S&P 500	20	105.00	12/17/2011	180
				(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
	Number of Contracts	Exercise Price	Maturity Date	Value (note 1)

PUT OPTIONS WRITTEN (continued)

SPDR S&P 500	33	$121.00	12/17/2011	$5,115
SPDR S&P 500	4	70.00	12/17/2011	6
SPDR S&P 500	2	85.00	12/17/2011	2
SPDR S&P 500	1	88.00	12/17/2011	2
SPDR S&P 500	2	89.00	12/17/2011	4
SPDR S&P 500	4	90.00	12/17/2011	8
SPDR S&P 500	1	91.00	12/17/2011	1
SPDR S&P 500	1	94.00	12/17/2011	2
SPDR S&P 500	20	95.00	12/17/2011	60
SPDR S&P 500	20	98.00	12/17/2011	60

Total (Premiums Received $130,255)				59,413

SECURITIES SOLD SHORT

EXCHANGE TRADED PRODUCTS
iShares Barclays 1-3 Year Treasury Bond Fund	3,009			254,381
iShares Barclays 20+ Year Treasury Bond Fund	1,000			117,880
iShares Barclays 3-7 Year Treasury Bond Fund	3,150			382,504
iShares Barclays 7-10 Year Treasury Bond Fund	7,242			752,444
iShares Russell 2000 Index Fund	1,700			125,341
iShares S&P 500 Index Fund/US	1,050			131,670
SPDR Dow Jones Industrial Average ETF Trust	600			72,114
SPDR S&P 500 ETF Trust	1,675			209,358

Total (Premiums Received $1,962,833)				$2,045,692

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2011

Assets:
Investments, at value (cost $7,538,772)	$7,462,643
Cash	549,682
Receivables:
Investment securities sold	17,717
Capital shares sold	97,844
Dividends and interest	290
Prepaid expenses	43,375

Total assets	8,171,551

Liabilities:
Call Options written, at fair value (premiums received $69,992)	27,296
Put Options written, at fair value (premiums received $130,255)	59,413
Securities sold short, at fair value (premiums received $1,962,833)	2,045,692
Payables:
Investment securities purchased	10,971
Fund shares repurchased	25,000
Accrued expenses
Administration fees	2,426
Advisory fees	4,852
Other expenses	1,899

Total liabilities	2,177,549

Net Assets	$5,994,002

Net Assets Consist of:
Capital	$5,879,940
Undistributed net investment income	64,669
Undistributed net realized gain on investments	94,843
Net unrealized depreciation on investments	(45,450)

Total Net Assets	$5,994,002
Shares Outstanding, no par value (unlimited authorized shares)	571,087
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.50

Maximum Offering Price Per Share ($10.50 ÷ 95.75%)	$10.97

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2011

Investment Income:
Dividends	$95,226

Total Investment Income	95,226

Expenses:
Advisory fees (note 2)	27,036
Administration fees (note 2)	13,518
Distribution and service fees (note 3)	6,759

Total Expenses	47,313

Net Expenses	47,313

Net Investment Income	47,913

Realized and Unrealized Gain (Loss) on Investments

Net realized (loss) gain from investment transactions
Investments	(29,469)
Options Written	143,488
Options Purchased	(101,460)
Change in unrealized (depreciation) appreciation on investments
Investments	(179,397)
Options Written	59,185
Options Purchased	(37,319)

Realized and Unrealized Loss on Investments	(144,972)

Net Decrease in Net Assets Resulting from Operations	$(97,059)

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period or fiscal year ended	2011(a)	2011(b)

Operations:
Net investment income	$47,913	$37,947
Net realized gain from investment transactions	12,559	171,368
Change in unrealized (depreciation) appreciation on investments	(157,531)	112,081

Net (Decrease) Increase in Net Assets Resulting from Operations	(97,059)	321,396

Distributions to Shareholders: (note 6)
Net investment income	-	(21,191)
Net realized gain from investment transactions	-	(89,084)

Decrease in Net Assets Resulting from Distributions	-	(110,275)

Capital Share Transactions:
Shares sold	1,713,174	4,756,624
Reinvested dividends and distributions	-	109,771
Shares redeemed	(266,365)	(433,264)

Increase from Capital Share Transactions	1,446,809	4,433,131

Net Increase in Net Assets	1,349,750	4,644,252

Net Assets:
Beginning of period	4,644,252	-
End of period	$5,994,002	$4,644,252

Undistributed Net Investment Income	$64,669	$-

Share Information:
Shares Sold	161,611	466,153
Reinvested distributions	-	10,839
Shares repurchased	(25,356)	(42,160)
Net Increase in Capital Shares	136,255	434,832
Shares Outstanding, Beginning of Period	434,832	-
Shares Outstanding, End of Period	571,087	434,832

(a) Unaudited
(b)	For the period from July 7, 2010 (Date of Initial Public Investment) to May 31, 2011

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Financial Highlights

For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2011(i)		2011(a)

Net Asset Value, Beginning of Period	$10.68		$10.00

Income (Loss) from Investment Operations
Net investment income (g)	0.07		0.09
Net realized and unrealized gain (loss) on securities	(0.25)		0.87

Total from Investment Operations	(0.18)		0.96

Less Distributions:
Dividends (from net investment income)	-		(0.05)
Distributions (from capital gains)	-		(0.23)

Total Distributions	-		(0.28)

Net Asset Value, End of Period	$10.50		$10.68

Total Return (d)(e)	(1.69)%		9.74%

Net Assets, End of Period (in thousands)	$5,994		$4,644

Average Net Assets for the Period (in thousands)	$5,415		$3,405

Ratios of:
Gross Expenses to Average Net Assets (f)(h)	1.74%	(b)	1.74%	(b)
Net Expenses to Average Net Assets (f)	1.74%	(b)	1.74%	(b)
Net Investment Income to Average Net Assets (g)	1.76%	(b)	1.24%	(b)

Portfolio turnover rate	10.47%	(c)	51.01%	(c)

(a)	For a share outstanding for the initial period from July 7, 2010 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Does not include expenses of the investment companies in which the Fund invests.
(i) Unaudited.

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Presidio Multi-Strategy Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.
The investment objective of the Fund is to seek capital appreciation without regard to current income.

The Fund’s investment advisor, Presidio Capital Investments, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a globally diversified portfolio of (i) domestic and foreign equity securities, (ii) domestic and foreign government and corporate debt securities, including Exchange Traded Notes (“ETNs”) and “junk bonds” and (iii) options and futures on currencies and commodities. The Fund may invest in these securities directly or indirectly through investments in other investment companies including Exchange Traded Funds (“ETFs”). The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.

The Advisor’s methodology is based upon analysis that seeks to measure the risk and volatility of asset classes, macroeconomic factors of relative valuations between asset classes, world economies, economic sectors, and individual securities within those asset classes and industry sectors relative to the potential and expected return of those asset classes and individual securities within asset classes over comparable time periods. The Fund’s portfolio is constructed using a multi-faceted analysis designed to contribute to and balance the level of risk and return of the Fund’s portfolio.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value. Investments in funds within the Presidio Multi-Strategy Fund are valued based on the net asset values as reported by the underlying funds Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six month period ended November 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Exchange Traded Products	$6,323,598	$6,323,598	$-	$-
Common Stocks	127,622	127,622	-	-
Put Options Purchased	93,409	93,409	-	-
Call Options Purchased	174,449	174,449	-	-
Short-Term Investment	743,565	-	743,565	-
Total Assets	$7,462,643	$6,719,078	$743,565	$-

Liabilities
Call Options Written	$27,296	$27,296	$-	$-
Put Options Written	59,413	59,413	-	-
Securities Sold Short	2,045,692	2,045,692	-	-
	$2,132,401	$2,132,401	$-	$-

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statements of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The following table set forth the effect of the option contracts on the Statement of Assets and Liabilities for the six month period ended November 30, 2011:

Derivative Type	Location	Fair Value
Equity Contracts – purchased options	Investments, at value	$267,858
Equity Contracts – written options	Options written, at value	86,709

The following table sets forth the effect of the option contracts on the Statement of Operations for the six month period ended November 30, 2011:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized loss from options	(101,460)
Equity Contracts – written options	Net realized gain from options	143,488
Equity Contracts – purchased options	Change in unrealized depreciation	(37,319)
Equity Contracts – written options	Change in unrealized appreciation	59,185

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.   In accordance with these terms, the Fund paid $27,036 in advisory fees for the six month period ended November 30, 2011.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.500% if the average daily net assets are under $51 million and gradually decreases to an annual rate of 0.078% if the average daily net assets are $1,095,000,000 or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the maximum of 1.75% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums. The Fund paid $13,518 in administration fees for the six month period ended November 30, 2011.

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the six month period ended November 30, 2011, $6,759 in fees were incurred by the distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period	Purchases of Securities	Proceeds from Sales of Securities
June 1, 2011 through November 30, 2011	$1,286,207	$418,061

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2011.

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

5.	Options Writing

Option Contracts Written for the six month period ended, November 30, 2011	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	768	$ 145,213
Options written	2,621	497,980
Options closed	(1,547)	(299,458)
Options exercised	-	-
Options expired	(1,025)	(143,488)
Options Outstanding, End of Period	817	$ 200,247

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2011, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

On November 30, 2011, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$5,375,692
Unrealized Appreciation	$295,122
Unrealized Depreciation	(340,572)
Net Unrealized Depreciation	(45,450)

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

Leverage
The Partnership intends to utilize leverage, including the use of borrowed funds, in equity trading and may use leverage as well in certain types of options, such as puts, calls, and warrants.  While such strategies and techniques increase the opportunity to achieve higher returns on amounts invested, they also substantially increase the risk of loss.

Securities sold short represent obligations of the Fund to deliver the specified security at the contracted price and, thereby, create a liability to repurchase the security in the market at prevailing prices.  Accordingly, these transactions result in off-balance sheet risk as the Fund’s satisfaction of the obligations may exceed the amount recognized in the statement of financial condition.  As of November 30, 2011 there were $2,045,692 of securities sold short by the Fund.

(Continued)

9.	New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

10.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

Presidio Multi-Strategy Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Presidio Capital Investments, LLC
116 South Franklin Street	1777 Borel Place, Suite 415
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	San Mateo, California, 94402

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

Item 2. CODE OF ETHICS.

    Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

    Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.     CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey
Date: February 8, 2012	President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana
Date: February 2, 2012	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee
Date: February 7, 2012	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey
Date: February 8, 2012	President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

By: (Signature and Title)	/s/ Julie M. Koethe
Julie M. Koethe
Date: February 1, 2012	Treasurer and Principal Financial Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana
Date: February 2, 2012	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee
Date: February 7, 2012	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund